Consolidated Statements of Comprehensive Loss (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Loss
Foreign currency exchange translation adjustment, tax	0	0	0
Cash flow hedging derivatives, tax	0	0	0